Note 30 - Fees Paid to the Company's Principal Accountant - Fees Accrued for Professional Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Additional information [abstract]
Audit fees	$ 3,781	$ 3,846	$ 3,841
Audit-related fees	134	50	43
Tax fees	102	7
All other fees		1	7
Total	$ 4,017	$ 3,904	$ 3,891